Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of property, plant and equipment
Balance at the beginning	€ 8,123.4	€ 7,213.8
Balance at the end	9,029.6	8,123.4	€ 7,213.8
Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	8,052.2	7,146.5
Balance at the end	8,912.5	8,052.2	7,146.5
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	53.2	49.2
Balance at the end	52.0	53.2	49.2
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	7.8	7.1
Balance at the end	49.7	7.8	7.1
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	9.4	10.0
Balance at the end	14.8	9.4	10.0
Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	0.8	1.0
Balance at the end	0.6	0.8	1.0
Cost
Reconciliation of property, plant and equipment
Balance at the beginning	11,493.9	10,220.4	8,823.8
Additions in year	1,546.7	1,470.6	1,449.8
Disposals in year	(166.6)	(197.1)	(53.2)
Balance at the end	12,874.0	11,493.9	10,220.4
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	11,303.5	10,045.2	8,666.4
Additions in year	1,485.2	1,452.7	1,432.0
Disposals in year	(159.5)	(194.4)	(53.2)
Balance at the end	12,629.2	11,303.5	10,045.2
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	82.7	77.8	70.8
Additions in year	2.4	7.6	7.0
Disposals in year	(7.0)	(2.7)
Balance at the end	78.1	82.7	77.8
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	40.7	36.7	32.4
Additions in year	47.2	4.0	4.3
Balance at the end	87.9	40.7	36.7
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	62.7	56.7	50.6
Additions in year	11.7	6.0	6.1
Disposals in year	(0.1)
Balance at the end	74.3	62.7	56.7
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	4.3	4.0	3.6
Additions in year	0.2	0.3	0.4
Balance at the end	4.5	4.3	4.0
Depreciation
Reconciliation of property, plant and equipment
Balance at the beginning	3,370.5	3,006.6	2,562.3
Additions in year	640.5	561.0	497.5
Disposals in year	(166.6)	(197.1)	(53.2)
Balance at the end	3,844.4	3,370.5	3,006.6
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	3,251.3	2,898.7	2,467.7
Additions in year	624.9	547.0	484.2
Disposals in year	(159.5)	(194.4)	(53.2)
Balance at the end	3,716.7	3,251.3	2,898.7
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	29.5	28.6	25.1
Additions in year	3.6	3.6	3.5
Disposals in year	(7.0)	(2.7)
Balance at the end	26.1	29.5	28.6
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	32.9	29.6	26.7
Additions in year	5.3	3.3	2.9
Balance at the end	38.2	32.9	29.6
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	53.3	46.7	40.2
Additions in year	6.3	6.6	6.5
Disposals in year	(0.1)
Balance at the end	59.5	53.3	46.7
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	3.5	3.0	2.6
Additions in year	0.4	0.5	0.4
Balance at the end	€ 3.9	€ 3.5	€ 3.0